Long-term debt - Contractual Maturity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	May 24, 2018	May 31, 2013	Jun. 27, 2005
Debt Instrument [Line Items]
Long-term debt less unamortized debt issuance costs	$ 143,500	$ 143,322
Subordinated Lower Tier II Debt
Debt Instrument [Line Items]
Principal Outstanding	145,000
Interest payments until contractual maturity, Within 1 year	6,910
Interest payments until contractual maturity, 1 to 5 years	18,932
Interest payments until contractual maturity, After 5 years	11,085
Unamortized debt issuance costs	(1,500)
Long-term debt less unamortized debt issuance costs	$ 143,500
Subordinated Lower Tier II Debt | Series B Notes Due 2020
Debt Instrument [Line Items]
Interest rate until date redeemable	5.11%				5.11%
Principal Outstanding	$ 45,000
Interest payments until contractual maturity, Within 1 year	1,234
Interest payments until contractual maturity, 1 to 5 years	0
Interest payments until contractual maturity, After 5 years	$ 0
Subordinated Lower Tier II Debt | Series B Notes Due 2020 | LIBOR
Debt Instrument [Line Items]
Interest rate from earliest date redeemable to contractual maturity, basis spread on variable rate	1.695%
Subordinated Lower Tier II Debt | Series B Notes Due 2023
Debt Instrument [Line Items]
Interest rate until date redeemable	8.44%			8.44%
Principal Outstanding	$ 25,000
Interest payments until contractual maturity, Within 1 year	1,738
Interest payments until contractual maturity, 1 to 5 years	4,326
Interest payments until contractual maturity, After 5 years	$ 0
Subordinated Lower Tier II Debt | Series B Notes Due 2023 | LIBOR
Debt Instrument [Line Items]
Interest rate from earliest date redeemable to contractual maturity, basis spread on variable rate	4.929%
Subordinated Lower Tier II Debt | Notes Due 2028
Debt Instrument [Line Items]
Interest rate until date redeemable	5.25%		5.25%
Principal Outstanding	$ 75,000
Interest payments until contractual maturity, Within 1 year	3,938
Interest payments until contractual maturity, 1 to 5 years	14,606
Interest payments until contractual maturity, After 5 years	$ 11,085
Subordinated Lower Tier II Debt | Notes Due 2028 | LIBOR
Debt Instrument [Line Items]
Interest rate from earliest date redeemable to contractual maturity, basis spread on variable rate	2.255%